Leases - Maturity of lease payments (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Undiscounted contractual maturities
Gross lease liabilities	$ 9,124
Lease liabilities included in the financial statement of financial position	6,965	$ 5,716	$ 6,131
Current lease liabilities	1,700
Long-term lease liabilities	5,265
Within one year
Undiscounted contractual maturities
Gross lease liabilities	2,001
1 to 3 years
Undiscounted contractual maturities
Gross lease liabilities	3,086
3 to 5 years
Undiscounted contractual maturities
Gross lease liabilities	2,038
More than five years
Undiscounted contractual maturities
Gross lease liabilities	$ 1,999